Property, Plant and Equipment, net - Summary of fair value measurement for the revalued telecommunications towers (Detail) - 12 months ended Dec. 31, 2020 $ in Thousands, $ in Millions	MXN ($)	USD ($)
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ 1,531,933,657
Ending Balance	1,625,048,227	$ 81,463
Telecommunication towers [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	615,777,003
Supplement for change in accounting policy	107,152,628
Ending Balance	$ 722,929,631